Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash Flows from Operating Activities:
Net income	$ 1,328,000,000	$ 637,000,000	$ 516,000,000
Adjustments required to reconcile net income to cash flows from operating activities:
Depreciation and amortization	1,251,000,000	1,097,000,000	698,000,000
Provision for receivables	154,000,000	180,000,000	289,000,000
Provision for inventory	39,000,000	31,000,000	52,000,000
Deferred Income Tax Expense (Benefit)	203,000,000	(2,000,000)	120,000,000
Net gain on sales of businesses and assets	(9,000,000)	(18,000,000)	(16,000,000)
Undistributed equity in net income of unconsolidated affiliates	(86,000,000)	(37,000,000)	(25,000,000)
Stock-based compensation	123,000,000	123,000,000	85,000,000
Restructuring and asset impairment charges	33,000,000	483,000,000	(8,000,000)
Curtailment gain	(107,000,000)	0	0
Payments for restructurings	(218,000,000)	(213,000,000)	(270,000,000)
Contributions to pension benefit plans	(426,000,000)	(237,000,000)	(122,000,000)
Increase in accounts receivable and billed portion of finance receivables	(296,000,000)	(118,000,000)	467,000,000
Collections of deferred proceeds from sales of receivables	380,000,000	218,000,000	0
Increase in inventories	(124,000,000)	(151,000,000)	319,000,000
Increase in equipment on operating leases	(298,000,000)	(288,000,000)	(267,000,000)
Decrease in finance receivables	90,000,000	129,000,000	248,000,000
Increase in other current and long-term assets	(249,000,000)	(98,000,000)	129,000,000
Increase (decrease) in accounts payable and accrued compensation	82,000,000	615,000,000	157,000,000
Increase (decrease) in other current and long-term liabilities	(22,000,000)	(9,000,000)	(128,000,000)
Net change in income tax assets and liabilities	89,000,000	229,000,000	(18,000,000)
Net change in derivative assets and liabilities	39,000,000	85,000,000	(56,000,000)
Other operating, net	(15,000,000)	70,000,000	38,000,000
Net cash provided by operating activities	1,961,000,000	2,726,000,000	2,208,000,000
Cash Flows from Investing Activities:
Cost of additions to land, buildings and equipment	(338,000,000)	(355,000,000)	(95,000,000)
Proceeds from sales of land, buildings and equipment	28,000,000	52,000,000	17,000,000
Cost of additions to internal use software	(163,000,000)	(164,000,000)	(98,000,000)
Acquisitions, net of cash acquired	(212,000,000)	(1,734,000,000)	(163,000,000)
Net change in escrow and other restricted investments	(10,000,000)	20,000,000	(6,000,000)
Other investing, net	20,000,000	3,000,000	2,000,000
Net cash used in investing activities	(675,000,000)	(2,178,000,000)	(343,000,000)
Cash Flows from Financing Activities:
Net payments on other debt	49,000,000	(3,056,000,000)	866,000,000
Payment of liability to subsidiary trust issuing preferred securities	(670,000,000)	0	0
Common stock dividends	(241,000,000)	(215,000,000)	(149,000,000)
Preferred stock dividends	(24,000,000)	(15,000,000)	0
Proceeds from issuances of common stock	44,000,000	183,000,000	1,000,000
Excess tax benefits from stock-based compensation	6,000,000	24,000,000	0
Payments to acquire treasury stock, including fees	(701,000,000)	0	0
Repurchases related to stock-based compensation	(27,000,000)	(15,000,000)	(12,000,000)
Other financing	(22,000,000)	(22,000,000)	(14,000,000)
Net cash used in financing activities	(1,586,000,000)	(3,116,000,000)	692,000,000
Effect of exchange rate changes on cash and cash equivalents	(9,000,000)	(20,000,000)	13,000,000
Decrease in cash and cash equivalents	(309,000,000)	(2,588,000,000)	2,570,000,000
Cash and cash equivalents at beginning of period	1,211,000,000	3,799,000,000	1,229,000,000
Cash and Cash Equivalents at End of Period	$ 902,000,000	$ 1,211,000,000	$ 3,799,000,000